Income Taxes - Schedule of Movement of Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Movement of Deferred Tax Assets [Abstract]
Balance at beginning of the year	$ 290,967	$ 110,064	$ 174,397
Charged to income – operating loss			(111,497)
Credited to income – allowance for expected credit loss	196,288	167,795	60,461
Credited to income – impairment for contract cost		19,867
Exchange adjustment	(2,551)	(6,759)	(13,297)
Ending balance	$ 484,704	$ 290,967	$ 110,064